As filed with the Securities and Exchange Commission on August 7, 2002
                       1933 Act Registration No. 2-85229
                       1940 Act Registration No. 811-3802

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [ X ]
                Pre-Effective Amendment No.  [  ]   [   ]
                Post-Effective Amendment No. [36]   [ X ]
                                and/or
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [ X ]

         Amendment No.                       [37]   [ X ]

                                    (Check appropriate box or boxes)


                          NEUBERGER BERMAN INCOME FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                                605 Third Avenue
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Peter E. Sundman, President
                          Neuberger Berman Income Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

__  immediately  upon filing pursuant to paragraph (b)
[X] on August 9, 2002 pursuant to paragraph (b)
__  60 days after filing pursuant to paragraph (a)(1)
__  on ______________ pursuant to paragraph (a)(1)
__  75 days after filing pursuant to paragraph (a)(2)
__  on ________________ pursuant to paragraph (a)(2)

                          NEUBERGER BERMAN INCOME FUNDS

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 36 ON FORM N-1A

      This Post-Effective Amendment consists of the following papers and documents.

Cover Sheet

Contents of Post-Effective Amendment No. 36 on Form N-1A

Cross Reference Sheet

      Neuberger Berman Income Funds

      Part A - Neuberger Berman High Income Bond Fund Investor Class Prospectus -- Incorporated by reference to Post-Effective Amendment No. 35 to the registration statement, SEC File No. 2-85229 , filed May 24, 2002.

      Part B - Statement of Additional Information -- Incorporated by reference to Post-Effective Amendment No. 35 to the registration statement, SEC File No. 2-85229, filed May 24, 2002.

      Part C - Other Information --Incorporated by reference to Post-Effective Amendment No. 35 to the registration statement, SEC File No. 2-85229 , filed May 24, 2002.


Signature Pages

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, NEUBERGER BERMAN INCOME FUNDS certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 36 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 6th day of August, 2002.

                          NEUBERGER BERMAN INCOME FUNDS


                            By: /s/ Michael M. Kassen
                               ----------------------
                                Michael M. Kassen
                                President

      Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 36 has been signed below by the following persons in the capacities and on the date indicated.

Signature                       Title                                  Date
---------                       -----                                  ----



/s/ Peter E. Sundman*        Chairman of the Board                August 6, 2002
-------------------------     and Trustee (Chief
Peter E. Sundman              Executive Officer)



/s/ Michael M. Kassen*       President and Trustee                August 6, 2002
-------------------------
Michael M. Kassen



/s/ Barbara Muinos           Treasurer (Principal Financial       August 6, 2002
-------------------------     and Accounting Officer)
Barbara Muinos


                       (signatures continued on next page)

Signature                         Title                        Date
---------                         -----                        ----


/s/ John Cannon*                 Trustee                   August 6, 2002
----------------------
John Cannon



/s/ Faith Colish*                 Trustee                   August 6, 2002
----------------------
Faith Colish



/s/ Walter G. Ehlers*             Trustee                   August 6, 2002
----------------------
Walter G. Ehlers



/s/ C. Anne Harvey*               Trustee                   August 6, 2002
----------------------
C. Anne Harvey



/s/ Barry Hirsch*                 Trustee                   August 6, 2002
----------------------
Barry Hirsch



/s/ Robert A. Kavesh*             Trustee                   August 6, 2002
----------------------
Robert A. Kavesh



/s/ Howard A. Mileaf*             Trustee                   August 6, 2002
----------------------
Howard A. Mileaf



/s/ Edward I. O'Brien*           Trustee                   August 6, 2002
----------------------
Edward I. O'Brien

Signature                         Title                         Date
---------                         -----                         ----


/s/  John P. Rosenthal*           Trustee                   August 6, 2002
----------------------
John P. Rosenthal



/s/ William E. Rulon*             Trustee                   August 6, 2002
----------------------
William E. Rulon



/s/ Cornelius T. Ryan*            Trustee                   August 6, 2002
----------------------
Cornelius T. Ryan



/s/ Tom Decker Seip*              Trustee                   August 6, 2002
----------------------
Tom Decker Seip


/s/ Candace L. Straight*          Trustee                   August 6, 2002
----------------------
Candace L. Straight



/s/ Peter P. Trapp*               Trustee                   August 6, 2002
----------------------
Peter P. Trapp



*signed pursuant to Power of Attorney by Arthur C. Delibert on August 6, 2002.

KIRKPATRICK & LOCKHART LLP                       1800 Massachusetts Avenue, NW
                                                 Second Floor
                                                 Washington, DC 20036-1800
                                                 202.778.9000
                                                 www.kl.com



                                 August 7, 2002


EDGAR FILING
------------

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


         Re:  NEUBERGER BERMAN INCOME FUNDS:
              -----------------------------
              --Neuberger Berman High Income Bond Fund
              1933 Act File No. 002-85229
              1940 Act File No. 811-3802
              Post-Effective Amendment No. 36

Dear Sir or Madam:

      Transmitted herewith for filing pursuant to the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(b) of Regulation C thereunder, and the Investment Company Act of 1940, and the regulations thereunder, is Post-Effective Amendment No. 36 to the registration statement on Form N-1A of Neuberger Berman Income Funds ("Registrant"). This transmission contains conformed signature pages for the Registrant, the manually signed originals of which are maintained at the offices of the Registrant.

      The primary purpose of this filing is to delay the effective date of the Prospectus and Statement of Additional Information for the Neuberger Berman High Income Bond Fund a new series of the Registrant. Pursuant to Rule 485(b) under the 1933 Act, Post-Effective Amendment No. 36 will become effective August 9, 2002. This filing is not intended to affect the prospectus or SAI of any of the previously registered series of the Registrant. As counsel to the Registrant, we hereby represent that Post-Effective Amendment No. 36 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act.

      Please contact Arthur C. Delibert at (202) 778-9042 or Lori L. Schneider
(202) 778-9305 with any questions you may have about this filing. Thank you for your attention.

                                   Sincerely,

                                   /s/Lori L. Schneider

                                   Lori L. Schneider


Enclosures